Credit Impairment Losses and Provisions	6 Months Ended
Jun. 30, 2020
Disclosure of credit impairment loss and provisions [Abstract]
Credit Impairment Losses and Provisions
5. CREDIT IMPAIRMENT LOSSES AND PROVISIONS

	Half year to	Half year to
	30 June 2020	30 June 2019
	£m	£m
Credit impairment losses:
Loans and advances to customers	396	108
Recoveries of loans and advances, net of collection costs	(15)	(38)
Off-balance sheet exposures (See Note 23)	(5)	(1)
	376	69
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 23)	68	205
Provisions for residual value and voluntary termination	—	1
	68	206
	444	275

In H120 and H119 there were no material credit impairment losses on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at fair value through other comprehensive income.